Investment in Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2014
Investment in Unconsolidated Subsidiaries [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

4. INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Investment in BBAM LP

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM Holdings, Ltd. (“Fly-BBAM”), purchased a 15% interest in BBAM LP, a newly formed, privately-held aircraft leasing and management business for $8.75 million. BBAM LP provides management and administrative services to Fly, including servicing of its aircraft portfolio. Summit Aviation Partners LLC (“Summit”) owned the remaining 85% interest in BBAM LP.

On December 28, 2012, the Company sold its 15% interest in BBAM LP for $49.5 million and recognized a gain of $36.9 million. In June 2013, the Company received an additional $1.0 million of proceeds as a result of working capital adjustments pursuant to the purchase and sale agreement.

For the year ended December 31, 2012, the Company recognized $7.8 million in equity earnings from its investment in BBAM LP. The Company amortized the difference between the cost of its initial investment and its share of underlying equity in the net assets of BBAM LP against its equity earnings from BBAM LP. The Company received distributions totaling $6.0 million during the year ended December 31, 2012.

Investment in Fly-Z/C LP

The Company has a 57.4% limited partnership interest in Fly-Z/C LP. Summit has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM LP as the general partner of the joint venture. For the years ended December 31, 2014,  2013 and 2012, the Company recognized $2.5  million, $1.9 million and $1.6 million, respectively, in equity earnings from its investment in Fly-Z/C LP. The Company received distributions totaling $6.6 million during the year ended December 31, 2014. The Company did not receive any distributions during the year ended December 31, 2013. The Company received distributions totaling $0.5 million during the year ended December 31, 2012.